                        485BXT VARIABLE ANNUITY ACCOUNT

   As filed with the Securities and Exchange Commission on December 4, 2009

                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                 Post-Effective Amendment Number 22 333-91784

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                        Amendment Number 154 811-04294

                           VARIABLE ANNUITY ACCOUNT
             (formerly Minnesota Mutual Variable Annuity Account)

                          (Exact Name of Registrant)

                       Minnesota Life Insurance Company
            (formerly The Minnesota Mutual Life Insurance Company)

                              (Name of Depositor)

                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
             (Address of Depositor's Principal Executive Offices)

                                1-651-665-3500
              (Depositor's Telephone Number, including Area Code)

                             Dwayne C. Radel, Esq.
                   Senior Vice President and General Counsel
                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 11, 2009 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
   Variable Annuity Contracts.

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                           VARIABLE ANNUITY ACCOUNT

                               PARTS A, B and C

Parts A, B and C to the Variable Annuity Account of Minnesota Life Insurance Company's Post-Effective Amendment No. 22 are identical to those filed in Post-Effective Amendment No. 21 (filed with the Commission on October 9, 2009):
Parts A, B, and C are incorporated herein their entirety by reference to those filed in Post-Effective Amendment No. 21. A filing pursuant to Rule 485(b) will be submitted to the Commission on or before December 11, 2009, which will incorporate all Staff comments and any required missing information or items.

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                           VARIABLE ANNUITY ACCOUNT

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 4th day of December, 2009.

     VARIABLE ANNUITY ACCOUNT
     (Registrant)

By:  MINNESOTA LIFE INSURANCE COMPANY
     (Depositor)

By         /s/ Robert L. Senkler
     -----------------------------------
             Robert L. Senkler
      Chairman of the Board, President
        and Chief Executive Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of St. Paul, and the State of Minnesota, on the 4th day of December, 2009.

    MINNESOTA LIFE INSURANCE COMPANY
    (Depositor)

By        /s/ Robert L. Senkler
    -----------------------------------
            Robert L. Senkler
     Chairman of the Board, President
       and Chief Executive Officer

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As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

          Signature            Title                          Date
          ---------            -----                          ----

/s/ Robert L. Senkler          Chairman, President and        December 4, 2009
-----------------------------  Chief Executive Officer
Robert L. Senkler

*                              Director
-----------------------------
Mary K. Brainerd

*                              Director
-----------------------------
John W. Castro

*                              Director
-----------------------------
John J. Coughlan

*                              Director
-----------------------------
Sara H. Gavin

*                              Director
-----------------------------
John F. Grundhofer

*                              Director
-----------------------------
John H. Hooley

*                              Director
-----------------------------
Dennis E. Prohofsky

*                              Director
-----------------------------
Dwayne C. Radel

-----------------------------  Director
Trudy A. Rautio

*                              Director
-----------------------------
Randy F. Wallake

*                              Director
-----------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro          Executive Vice President       December 4, 2009
-----------------------------  and Chief Financial Officer
Warren J. Zaccaro              (chief financial officer)

/s/ Warren J. Zaccaro          Executive Vice President       December 4, 2009
-----------------------------  and Chief Financial Officer
Warren J. Zaccaro              (chief accounting officer)

/s/ David J. LePlavy           Vice President, Treasurer      December 4, 2009
-----------------------------  and Controller (treasurer)
David J. LePlavy

/s/ Dwayne C. Radel            Director and Attorney-in-Fact  December 4, 2009
-----------------------------
Dwayne C. Radel

* Powers of Attorney are herein incorporated by reference to: Post-Effective Amendment No. 21 to Form N-4 registration statement filed October 9, 2009 (File No. 333-91784).